UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Address of principal executive offices)
(Zip code)

Zachary P. Richmond
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Reports

Appleseed Fund

Institutional Class (APPIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Appleseed Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/appleseed/. You can also request this information by contacting us at (800) 470-1029.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$48	0.95%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Common Stocks
71.4%
Closed End Funds
11.1%
Exchange-Traded Funds
6.3%
Convertible Bonds
5.1%
U.S. Government & Agencies
2.3%
Preferred Stocks
1.8%
Money Market Funds
1.4%
Certificates of Deposit
0.9%
Liabilities in Excess of Other Assets
-0.3%

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Certificates of Deposit	0.9%
Money Market Funds	1.4%
Preferred Stocks	1.8%
U.S. Government & Agencies	2.3%
Convertible Bonds	5.1%
Exchange-Traded Funds	6.3%
Closed End Funds	11.1%
Common Stocks	71.4%

Country Weighting (% of net assets)

United States
58.5%
Canada
16.1%
South Korea
4.8%
Ireland
4.8%
China
3.9%
France
3.5%
Mexico
2.3%
Israel
2.0%
Japan
1.7%
Greece
1.7%
Switzerland
1.0%

Value	Value
Switzerland	1.0%
Greece	1.7%
Japan	1.7%
Israel	2.0%
Mexico	2.3%
France	3.5%
China	3.9%
Ireland	4.8%
South Korea	4.8%
Canada	16.1%
United States	58.5%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Fund Statistics

Net Assets	$54,197,917
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$97,170
Portfolio Turnover	31%

Appleseed Fund - Institutional Class (APPIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/appleseed/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-APPIX

Appleseed Fund

Investor Class (APPLX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Appleseed Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://funddocs.filepoint.com/appleseed/. You can also request this information by contacting us at (800) 470-1029.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$58	1.14%

What did the Fund invest in?

Composition of Net Assets (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.3%
Certificates of Deposit	0.9%
Money Market Funds	1.4%
Preferred Stocks	1.8%
U.S. Government & Agencies	2.3%
Convertible Bonds	5.1%
Exchange-Traded Funds	6.3%
Closed End Funds	11.1%
Common Stocks	71.4%

Country Weighting (% of net assets)

Value	Value
Switzerland	1.0%
Greece	1.7%
Japan	1.7%
Israel	2.0%
Mexico	2.3%
France	3.5%
China	3.9%
Ireland	4.8%
South Korea	4.8%
Canada	16.1%
United States	58.5%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Fund Statistics

Net Assets	$54,197,917
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$97,170
Portfolio Turnover	31%

Appleseed Fund - Investor Class (APPLX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://funddocs.filepoint.com/appleseed/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-APPLX

Ballast Small/Mid Cap ETF

(MGMT) NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Ballast Small/Mid Cap ETF (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://etf.mgmtetf.com/. You can also request this information by contacting us at (866) 383-6468.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ballast Small/Mid Cap ETF	$55	1.10%

What did the Fund invest in?

Fund Statistics

Net Assets	$149,035,542
Number of Portfolio Holdings	54
Advisory Fee (net of waivers)	$696,669
Portfolio Turnover	12%

Sector Weighting (% of net assets)

Materials 19.8%
Consumer Discretionary 16.1%
Financials 15.0%
Industrials 14.2%
Technology 12.5%
Energy 8.4%
Real Estate 4.7%
Consumer Staples 4.1%
Health Care 3.2%
Communications 1.3%
Other Assets in Excess of Liabilities 0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
Communications	1.3%
Health Care	3.2%
Consumer Staples	4.1%
Real Estate	4.7%
Energy	8.4%
Technology	12.5%
Industrials	14.2%
Financials	15.0%
Consumer Discretionary	16.1%
Materials	19.8%

Material Fund Changes

No material changes occurred during the period ended March 31, 2025.

Ballast Small/Mid Cap ETF (MGMT)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://etf.mgmtetf.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-MGMT

Channel Income Fund

(formerly Channel Short Duration Income Fund)

(CPSIX)

Semi-Annual Shareholder Report - March 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Channel Income Fund (the "Fund") for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at https://channelfunds.com/mutual-funds/. You can also request this information by contacting us at (877) 627-8504.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Channel Income Fund	$48	0.95%

What did the Fund invest in?

Fund Statistics

Net Assets	$29,274,342
Number of Portfolio Holdings	44
Advisory Fee (net of waivers)	$25,719
Portfolio Turnover	2,246%

Sector Weighting (% of net assets)

Financials
31.7%
Energy
20.8%
Industrials
20.6%
Utilities
10.2%
U.S. Treasury Obligations
6.0%
Communications
6.0%
Consumer Staples
2.5%
Money Market Funds
1.2%
Other Assets in Excess of Liabilities
1.0%

Value	Value
Other Assets in Excess of Liabilities	1.0%
Money Market Funds	1.2%
Consumer Staples	2.5%
Communications	6.0%
U.S. Treasury Obligations	6.0%
Utilities	10.2%
Industrials	20.6%
Energy	20.8%
Financials	31.7%

Material Fund Changes

This is a summary of certain changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus dated January 28, 2025, which is available at https://channelfunds.com/mutual-funds/ or upon request by calling (877) 627-8504.

Effective January 28, 2025, the Fund’s name was changed from Channel Short Duration Income Fund to Channel Income Fund.

Channel Income Fund (CPSIX)

Semi-Annual Shareholder Report - March 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://channelfunds.com/mutual-funds/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 033125-CPSIX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable – disclosed with annual report

Item 3. Audit Committee Financial Expert.

Not applicable – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

Not applicable – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

Not applicable – disclosed with annual report

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Semi-Annual
Financial Statements and
Additional Information

March 31, 2025

Fund Adviser:

Pekin Hardy Strauss, Inc.
227 West Monroe Street, Suite 3625
Chicago, IL 60606

Toll Free (800) 470-1029

www.appleseedfund.com

APPLESEED FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

		Fair
Common Stocks — 71.37%	Shares	Value

Canada — 4.96%
Materials — 1.52%
Cameco Corporation	20,000	$823,200

Real Estate — 3.44%
Boardwalk Real Estate Investment Trust	40,000	1,865,366
Total Canada		2,688,566

China — 3.90%
Consumer Discretionary — 3.90%
Alibaba Group Holding Ltd. - ADR	16,000	2,115,680
Total China		2,115,680

France — 3.50%
Communications — 3.50%
Bollore SA	325,000	1,898,734
Total France		1,898,734

Greece — 1.73%
Industrials — 1.73%
Diana Shipping, Inc.(a)	600,000	936,000
Total Greece		936,000

Ireland — 4.77%
Financials — 3.78%
AerCap Holdings NV	20,000	2,043,400
Health Care — 0.99%
Medtronic PLC	6,000	539,160
Total Ireland		2,582,560

Israel — 2.00%
Industrials — 2.00%
Ituran Location and Control Ltd.	30,000	1,084,800
Total Israel		1,084,800

Japan — 1.64%
Technology — 1.64%
Sony Group Corp. - ADR	35,000	888,650
Total Japan		888,650

Mexico — 2.29%
Health Care — 2.29%
Wal-Mart de Mexico SAB de CV - ADR	45,000	1,239,750
Total Mexico		1,239,750

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
SCHEDULE OF INVESTMENTS – continued
March 31, 2025 (Unaudited)

		Fair
Common Stocks — 71.37% — continued	Shares	Value
Russia — 0.00%
Financials — 0.00%
Moscow Exchange MICEX-RTS PJSC - ADR(a)(b)(c)	1,300,000	$157
Sberbank of Russia PJSC - ADR(a)(b)(c)	324,000	4
Total Russia		161

South Korea — 4.81%
Communications — 1.12%
Gravity Co. Ltd. - ADR(a)	10,000	605,000
Technology — 3.69%
Samsung Electronics Co. Ltd.	51,000	2,000,801
Total South Korea		2,605,801

Switzerland — 0.99%
Health Care — 0.99%
Roche Holding AG - ADR(a)	13,000	534,950
Total Switzerland		534,950

United States — 40.78%
Consumer Discretionary — 1.72%
VF Corporation	60,000	931,200
Consumer Staples — 9.09%
Dollar General Corp.	25,000	2,198,250
Estee Lauder Companies, Inc. (The), Class A	25,000	1,650,000
Herbalife Ltd.(a)	125,000	1,078,750
		4,927,000
Financials — 4.27%
AGNC Investment Corp.	110,000	1,053,800
Willis Lease Finance Corp.	8,000	1,263,760
		2,317,560
Health Care — 6.15%
Ardelyx, Inc.(a)	125,000	613,750
Charles River Laboratories International, Inc.(a)	7,500	1,128,900
Humana, Inc.	6,000	1,587,600
		3,330,250
Industrials — 7.50%
GXO Logistics, Inc.(a)	37,000	1,445,959
Stanley Black & Decker, Inc.	18,000	1,383,840
WESCO International, Inc.	8,000	1,242,400
		4,072,199
Materials — 8.91%
CF Industries Holdings, Inc.	22,000	1,719,300

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
SCHEDULE OF INVESTMENTS – continued
March 31, 2025 (Unaudited)

		Fair
Common Stocks — 71.37% — continued	Shares	Value

United States — 40.78% — continued
Materials — 8.91% — continued
Chemours Co. (The)(a)	80,000	$1,082,400
Mosaic Co. (The)	75,000	2,025,749
		4,827,449
Real Estate — 1.91%
Alexander & Baldwin, Inc.	60,000	1,033,800
Technology — 1.23%
SS&C Technologies Holdings, Inc.	8,000	668,240
Total United States		22,107,698

TOTAL COMMON STOCKS (Cost $36,418,063)		38,683,350

Closed End Funds — 11.11%
Canada — 11.11%
Sprott Physical Gold Trust(a)	200,000	4,812,000
Sprott Physical Uranium Trust(a)	85,000	1,211,250

TOTAL CLOSED END FUNDS (Cost $2,868,803)		6,023,250

Exchange-Traded Funds — 6.28%
United States — 6.28%
iShares Bitcoin Trust ETF(a)	25,000	1,170,250
Simplify MBS ETF(a)	14,500	727,030
VanEck Merk Gold Shares(a)	50,000	1,507,000

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,257,997)		3,404,280

Preferred Stocks — 1.80%

United States — 1.80%
Financials — 1.80%
Federal National Mortgage Association,
Series S, 5.25%	45,000	535,500
Federal National Mortgage Association,
Series T, 8.25%	40,000	442,400

TOTAL PREFERRED STOCKS (Cost $154,842)		977,900

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
SCHEDULE OF INVESTMENTS – continued
March 31, 2025 (Unaudited)

	Shares/
	Principal	Fair
U.S. Government & Agencies — 2.34%	Amount	Value
United States Treasury Inflation Indexed Bonds 0.50%, 1/15/2028(d)	$1,000,000	$1,265,634

TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,249,691)		1,265,634

Convertible Bonds — 5.13%
Lumentum Holdings, Inc., 0.50%, 12/15/2026	2,000,000	2,082,000
Regions Financial Corp., 2.25%, 5/18/2025	700,000	697,439

TOTAL CONVERTIBLE BONDS (Cost $2,835,609)		2,779,439

Certificates of Deposit — 0.92%
Deerwood Bank, 3.05%, 9/8/2025	250,000	250,000
Spring Bank, 3.00%, 3/31/2026	250,000	250,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $500,000)		500,000

Money Market Funds — 1.39%

Federated Hermes Government Obligations Fund, Institutional Class, 4.21%(e)	750,962	750,962

TOTAL MONEY MARKET FUNDS (Cost $750,962)		750,962

Total Investments — 100.34% (Cost $47,035,967)		54,384,815
Liabilities in Excess of Other Assets — (0.34)%		(186,898)
Net Assets — 100.00%		$54,197,917

(a)	Non-income producing security.

(b)	Security is currently being valued according to the fair value procedures. See Note 3.

(c)	Illiquid security. The total fair value of these securities as of March 31, 2025 was $161, representing 0.00% of net assets.

(d)	Principal amount of security is adjusted periodically based on changes in the Consumer Price Index.

(e)	Rate disclosed is the seven day effective yield as of March 31, 2025.

ADR — American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2025 (Unaudited)

Assets
Investments in securities, at fair value (cost $47,035,967)	$54,384,815
Cash	1,106
Cash at broker	60,127
Receivable for fund shares sold	2,908
Receivable for investments sold	86,038
Dividends and interest receivable	105,576
Tax reclaims receivable	67,312
Prepaid expenses	23,653
Total Assets	54,731,535
Liabilities
Payable for fund shares redeemed	167,004
Payable for investments purchased	299,321
Payable to Adviser, net of waiver	14,421
Payable for Administrative Service Plan fees, Investor Class, net of waiver	3,386
Payable to affiliates	24,840
Other accrued expenses	24,646
Total Liabilities	533,618
Net Assets	$54,197,917
Net Assets consist of:
Paid-in capital	47,115,666
Accumulated earnings	7,082,251
Net Assets	$54,197,917
Net Assets: Investor Class	$20,826,005
Shares outstanding (unlimited number of shares authorized, no par value)	1,424,979
Net asset value, offering and redemption price per share(a)	$14.62
Net Assets: Institutional Class	$33,371,912
Shares outstanding (unlimited number of shares authorized, no par value)	2,267,987
Net asset value, offering and redemption price per share(a)	$14.71

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
STATEMENT OF OPERATIONS
For the Six Months Ended March 31, 2025 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $26,358)	$515,673
Interest income	66,402
Total investment income	582,075

Expenses
Adviser	247,398
Administration	30,905
Administrative services plan, Investor Class	27,452
Fund accounting	21,251
Transfer agent	20,500
Registration	18,994
Custodian	14,184
Legal	12,238
Audit and tax	11,535
Trustee	10,666
Report printing	8,480
Chief Compliance Officer	4,475
Insurance	1,889
Pricing	1,246
Miscellaneous	23,153
Total expenses	454,366
Fees waived and/or expenses reimbursed by Adviser	(150,228)
Administrative services plan waiver	(6,588)
Net operating expenses	297,550

Net investment income	284,525

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	5,926,018
Foreign currency translations	(2,074)
Change in unrealized depreciation on:
Investment securities	(4,487,900)
Foreign currency translations	(1,316)
Net realized and unrealized gain (loss) on investment securities and foreign currency translations	1,434,728
Net increase in net assets resulting from operations	$1,719,253

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months	For the
	Ended	Year Ended
	March 31,	September 30,
	2025	2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:

Operations
Net investment income	$284,525	$699,000
Net realized gain on investment securities, purchased options and foreign currency translations	5,923,944	3,325,594
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	(4,489,216)	8,913,049
Net increase in net assets resulting from operations	1,719,253	12,937,643

Distributions to Shareholders from Earnings:
Investor Class	(1,225,828)	(515,808)
Institutional Class	(2,164,767)	(1,022,803)
Total distributions	(3,390,595)	(1,538,611)

Capital Transactions - Investor Class
Proceeds from shares sold	480,702	915,384
Reinvestment of distributions	1,174,513	470,296
Amount paid for shares redeemed	(4,257,697)	(6,533,124)
Proceeds from redemption fees(a)	1,966	295
Total Investor Class	(2,600,516)	(5,147,149)

Capital Transactions - Institutional Class
Proceeds from shares sold	382,319	2,056,450
Reinvestment of distributions	2,134,551	1,012,193
Amount paid for shares redeemed	(7,410,719)	(16,224,571)
Proceeds from redemption fees(a)	58	120
Total Institutional Class	(4,893,791)	(13,155,808)
Net decrease in net assets resulting from capital transactions	(7,494,307)	(18,302,957)
Total Decrease in Net Assets	(9,165,649)	(6,903,925)

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
STATEMENTS OF CHANGES IN NET ASSETS – continued

	For the
	Six Months	For the
	Ended	Year Ended
	March 31,	September 30,
	2025	2024
	(Unaudited)
Net Assets
Beginning of period	$63,363,566	$70,267,491
End of period	$54,197,917	$63,363,566

Share Transactions - Investor Class
Shares sold	32,495	65,172
Shares issued in reinvestment of distributions	80,834	35,441
Shares redeemed	(284,460)	(467,694)
Total Investor Class	(171,131)	(367,081)

Share Transactions - Institutional Class
Shares sold	25,881	146,495
Shares issued in reinvestment of distributions	145,902	75,820
Shares redeemed	(500,419)	(1,138,967)
Total Institutional Class	(328,636)	(916,652)
Net decrease in shares outstanding	(499,767)	(1,283,733)

(a)	The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND — INVESTOR CLASS
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the Six		For the
	Months Ended		Year Ended
	March 31,		September 30,
	2025		2024
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$15.04		$12.77
Investment operations:
Net investment income (loss)(a)	0.04		0.04
Net realized and unrealized gain (loss) on investments	0.40		2.50
Total from investment operations	0.44		2.54
Less distributions to shareholders from:
Net investment income	(0.77)		(0.27)
Net realized gains	(0.09)		—
Total distributions	(0.86)		(0.27)
Paid in capital from redemption fees	—	(c)	— (c)
Net asset value, end of period	$14.62		$15.04
Total Return(d)	2.92	% (e)	20.21%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$20,826		$24,008
Ratio of net expenses to average net assets(f)(g)	1.14	% (h)	1.14%
Ratio of expenses to average net assets before waiver and reimbursement(f)	1.72	% (h)	1.62%
Ratio of net investment income to average net assets(f)	0.85	% (h)	0.90%
Portfolio turnover rate(i)	31	% (e)	60%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Calculation based on the average number of shares outstanding during the period.

(c)	Rounds to less than $0.005 per share.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(g)	Excluding dividend and interest expense, the ratios of net expenses to average net assets were 1.14% for the six months ended March 31, 2025 and for the fiscal years ended September 30, 2024, 2023, 2022, 2021 and 2020.

(h)	Annualized.

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30,	September 30,	September 30,	September 30,
2023	2022	2021	2020

$12.72	$16.50	$11.51	$12.51

(0.02)	0.15	0.05	0.01 (b)
0.94	(2.93)	5.14	(0.64)
0.92	(2.78)	5.19	(0.63)

—	(0.17)	(0.21)	(0.37)
(0.87)	(0.83)	—	—
(0.87)	(1.00)	(0.21)	(0.37)
— (c)	— (c)	0.01	— (c)
$12.77	$12.72	$16.50	$11.51
1.06%	(18.15)%	45.55%	(5.37)%

$25,066	$29,096	$39,598	$30,359
1.14%	1.14%	1.14%	1.14%

1.61%	1.48%	1.43%	1.45%
0.17%	1.11%	0.37%	0.06%
63%	110%	86%	89%

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND — INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
(For a share outstanding during each period)

	For the Six		For the
	Months Ended		Year Ended
	March 31,		September 30,
	2025		2024
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$15.16		$12.87
Investment operations:
Net investment income (loss)(a)	(0.01)		0.02
Net realized and unrealized gain (loss) on investments	0.45		2.57
Total from investment operations	0.44		2.59
Less distributions to shareholders from:
Net investment income	(0.80)		(0.30)
Net realized gains	(0.09)		—
Total distributions	(0.89)		(0.30)
Paid in capital from redemption fees	—	(c)	— (c)
Net asset value, end of period	$14.71		$15.16
Total Return(d)	2.91	% (e)	20.46%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$33,372		$39,355
Ratio of net expenses to average net assets(f)(g)	0.95	% (h)	0.95%
Ratio of expenses to average net assets before waiver and reimbursement(f)	1.47	% (h)	1.37%
Ratio of net investment income to average net assets(f)	1.05	% (h)	1.09%
Portfolio turnover rate(i)	31	% (e)	60%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(b)	Calculation based on the average number of shares outstanding during the period.

(c)	Rounds to less than $0.005 per share.

(d)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(e)	Not annualized.

(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.

(g)	Excluding dividend and interest expense, the ratios of net expenses to average net assets were 0.95% for the six months ended March 31, 2025 and for the fiscal years ended September 30, 2024, 2023, 2022, 2021 and 2020.

(h)	Annualized.

(i)	Portfolio turnover is calculated on the basis on the Fund as a whole without distinguishing among the classes of shares.

See accompanying notes which are an integral part of these financial statements.

For the	For the	For the	For the
Year Ended	Year Ended	Year Ended	Year Ended
September 30,	September 30,	September 30,	September 30,
2023	2022	2021	2020

$12.80	$16.60	$11.58	$12.59

0.01	0.20	0.06	0.03 (b)
0.93	(2.97)	5.20	(0.65)
0.94	(2.77)	5.26	(0.62)

—	(0.20)	(0.24)	(0.39)
(0.87)	(0.83)	—	—
(0.87)	(1.03)	(0.24)	(0.39)
— (c)	— (c)	— (c)	— (c)
$12.87	$12.80	$16.60	$11.58
1.21%	(17.99)%	45.85%	(5.20)%

$45,201	$52,530	$65,369	$54,447
0.95%	0.95%	0.95%	0.95%

1.30%	1.23%	1.19%	1.20%
0.37%	1.25%	0.58%	0.23%
63%	110%	86%	89%

See accompanying notes which are an integral part of these financial statements.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Appleseed Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified series of Unified Series Trust (the “Trust”) on September 11, 2006. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Pekin Hardy Strauss, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

The Fund currently offers two classes of shares, Investor Class and Institutional Class. Investor Class shares were first offered to the public on December 8, 2006; and Institutional Class shares were first offered to the public on January 31, 2011. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class and is entitled to such dividends and distributions out of income belonging to the applicable class as are declared by the Board. The primary difference between the two classes is attributable to the administrative service fee arrangements for the Investor Class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

Non-Diversification Risk – As a non-diversified fund, the Fund’s portfolio may focus on a limited number of companies. Because the Fund may hold the securities of fewer issuers than a diversified fund, the poor performance of an individual security in the Fund’s portfolio may have a greater negative impact on the Fund’s performance than if the Fund’s asset were diversified among a larger number of portfolio securities.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION — continued

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2025 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES — continued

books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Short Sales – The Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. The Fund may engage in short sales with respect to various types of securities, including ETFs and futures. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Fund may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Fund to the risk that it will be required to acquire, convert, or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. The Fund’s investment performance may also suffer if the Fund is required to close out a short position earlier than it had intended. The Fund will be required to pledge its liquid assets to the broker in order to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Fund’s needs for immediate cash or other liquidity. In addition, the Fund may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with the Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Fund to lose money on a short sale even in instances where the price of the underlying security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short and borrowing costs are not covered under the Adviser’s expense limitation agreement with the Fund and, therefore, these expenses will be borne by the shareholders of the Fund. The Fund’s ESG investment screens are not applied to short sales.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2025 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES — continued

its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended March 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three years tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Dividend income from Real Estate Investment Trusts (“REITs”) and distributions from Limited Partnerships are recognized on the ex-date. The calendar year end classification of distributions received from REITs during the fiscal year are reported subsequent to year end; accordingly, the Fund estimates the

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2025 (Unaudited)

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES — continued

character of REIT distributions based on the most recent information available. Income or loss from Limited Partnerships is reclassified in the components of net assets upon receipt of K-1’s. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Redemption Fees – The Fund charges a 2.00% redemption fee, applicable to each share class, for shares redeemed within 90 calendar days of purchase. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily net asset value (“NAV”) calculation.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2025 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS — continued

business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments.

These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2025 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS — continued

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2025 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS — continued

factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Board or the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with guidelines adopted by and subject to review of the Board through its Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

Certificates of deposit are priced at their original cost, which approximates their fair value, through maturity date. These securities will be classified as Level 2 securities.

Option contracts are generally traded on an exchange and are generally valued at the last trade price, as provided by a pricing service. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. The option contracts will generally be categorized as Level 1 securities unless the market is considered inactive or the absence of a last bid or ask price, in which case, they will be categorized as Level 2 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2025 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS — continued

of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination any may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

		Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$38,683,189	$—	$161	$38,683,350
Closed-End Funds	6,023,250	—	—	6,023,250
Exchange-Traded Funds	3,404,280	—	—	3,404,280
Preferred Stocks(a)	977,900	—	—	977,900
U.S. Government & Agencies	—	1,265,634	—	1,265,634
Convertible Bonds	—	2,779,439	—	2,779,439
Certificates of Deposit	—	500,000	—	500,000
Money Market Funds	750,962	—	—	750,962
Total	$49,839,581	$4,545,073	$161	$54,384,815

(a)	Refer to Schedule of Investments for sector classifications.

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the six months ended March 31, 2025, there were no significant changes into/out of Level 3.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2025 (Unaudited)

NOTE 4. DERIVATIVE TRANSACTIONS

The Fund may engage in options and futures transactions, which are sometimes referred to as derivative transactions. The Fund uses derivative instruments for any purpose consistent with its investment objective, such as for hedging or obtaining interest rate exposure. The Fund also may use derivative instruments to obtain market exposure (that is, for speculative purposes rather than hedging). The Adviser may establish a position in the derivatives market as a substitute for buying, selling, or holding certain securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way to invest than traditional securities would.

Written Options Contracts – The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes the Fund to equity price risk.

The Fund did not hold any derivatives at March 31, 2025.

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended March 31, 2025, before the waiver described below, the Adviser earned a fee of $247,398 from the Fund. The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through January 31, 2026 so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2025 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES — continued

12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.95% of the Fund’s average daily net assets. At March 31, 2025, the Adviser was owed $14,421 from the Fund for management services. For the six months ended March 31, 2025, the Adviser waived management fees of $150,228.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of March 31, 2025, the Adviser may seek repayment of management fees waived and expenses reimbursed pursuant to the aforementioned conditions from the Fund no later than the dates stated below:

Recoverable through
September 30, 2025	$141,011
September 30, 2026	290,346
September 30, 2027	287,596
March 31, 2028	150,228

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2025 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES — continued

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the interested Trustee began receiving the same compensation as the Independent Trustees.

The Fund has adopted an Administrative Services Plan with respect to Investor Class shares, pursuant to which the Fund pays an annual fee of 0.25% of the average daily net assets of the Fund’s Investor Class shares to reimburse the Adviser for compensating financial intermediaries who provide administrative services to the Investor Class shareholders. The Adviser has contractually agreed to waive its receipt of payments under the Administrative Services Plan, to the extent such payments exceed an annual rate of 0.19% of the average daily net assets of Investor Class shares. This contractual waiver is in effect through January 31, 2026. Financial intermediaries eligible to receive payments under the Administrative Services Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2025 (Unaudited)

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES — continued

dealer that have entered into an agreement with the Fund or the Fund’s distributor to sell the Fund’s Investor Class shares. For purposes of the Administrative Services Plan, administrative services include, but are not limited to (i) acting as record holder and nominee of Investor Class shares beneficially owned by the financial intermediary’s customers; (ii) providing sub-accounting services to such customers; (iii) processing and issuing confirmations with respect to orders to purchase, redeem or exchange Investor Class shares; (iv) processing dividend payments; and (v) providing periodic account statements. At March 31, 2025, $3,386 was owed to the Adviser pursuant to the Administrative Services Plan. For the six months ended March 31, 2025, the Investor Class incurred Administrative Services fees of $27,452 ($20,864 after the waiver described above).

The Trust, with respect to the Investor Class shares of the Fund, has adopted a Distribution Plan under Rule 12b-1 of the 1940 Act (the “Plan”), pursuant to which the Fund is authorized to pay a fee of up to 0.25% of the average daily net assets of the Investor Class shares of the Fund to the Adviser or any bank, broker-dealer, investment adviser or other financial intermediary that assists the Fund in the sale and distribution of its Investor Class shares or that provides shareholder servicing. The Fund does not currently intend to activate the Plan but may do so upon 60 days’ notice to shareholders. If the Plan is activated, these fees will, over time, increase the cost of your investment and may cost you more than paying other types of sales charges because these fees are paid out of the Fund’s assets on an on-going basis.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases	$17,075,041
Sales	24,934,611

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2025.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2025 (Unaudited)

NOTE 7. FEDERAL TAX INFORMATION

At March 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$6,884,837
Gross unrealized depreciation	(4,472,287)
Net unrealized appreciation on investments	$2,412,550
Tax cost of investments	$51,972,266

The tax character of distributions paid for the fiscal year ended September 30, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$1,538,611
Total distributions paid	$1,538,611

(a) Short-term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2024, the components of accumulated earnings (deficit)

on a tax basis were as follows:

Undistributed ordinary income	$2,701,740
Accumulated capital and other losses	(848,596)
Unrealized appreciation on investments	6,900,449
Total accumulated earnings	$8,753,593

At September 30, 2024, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and basis adjustments for investments in passive foreign investment companies.

As of September 30, 2024, the Fund had short-term capital loss carryforwards available to offset future gains, not subject to expiration, in the amount of $847,486.

Currency and qualified late year ordinary losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the fiscal year ended September 30, 2024, the Fund did not defer any late year ordinary losses.

APPLESEED FUND
NOTES TO FINANCIAL STATEMENTS – continued
March 31, 2025 (Unaudited)

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/ or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (800) 470-1029 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Ballast Small/Mid Cap ETF (MGMT)
NYSE Arca, Inc.

Semi-Annual Financial Statements

and Additional Information

March 31, 2025

Fund Adviser:
Ballast Asset Management, LP 3879 Maple Avenue, Suite 300
Oaklawn Building
Dallas, TX 75219 1-866-383-6468

Ballast Small/Mid Cap ETF
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS — 99.29%	Shares	Fair Value

Communications — 1.31%
TripAdvisor, Inc.(a)	137,757	$1,952,017

Consumer Discretionary — 16.11%
America’s Car-Mart, Inc.(a)	37,168	1,687,056
BorgWarner, Inc.	71,108	2,037,245
Cavco Industries, Inc.(a)	12,225	6,352,476
Climb Global Solutions, Inc.	65,722	7,279,368
Global Business Travel Group, Inc.(a)	288,884	2,097,298
Patrick Industries, Inc.	37,834	3,199,243
Phinia, Inc.	32,043	1,359,584
		24,012,270
Consumer Staples — 4.13%
Ingles Markets, Inc., Class A	23,863	1,554,197
Turning Point Brands, Inc.	77,317	4,595,723
		6,149,920
Energy — 8.42%
Epsilon Energy Ltd.	315,779	2,229,400
Green Plains, Inc.(a)	146,022	708,207
Kosmos Energy Ltd.(a)	764,336	1,742,686
Sitio Royalties Corp., Class A	83,984	1,668,762
Solaris Energy Infrastructure, Inc., Class A	227,508	4,950,574
Unit Corp.	44,985	1,256,521
		12,556,150
Financials — 15.00%
Capital Bancorp, Inc.	154,743	4,383,869
Federal Agricultural Mortgage Corp., Class C	28,598	5,362,411
International General Insurance Holdings Ltd.	218,803	5,756,707
International Money Express, Inc.(a)	162,376	2,049,185
MGIC Investment Corp.	178,378	4,420,207
Resolute Holdings Management, Inc.(a)	12,118	379,778
		22,352,157
Health Care — 3.14%
Bausch + Lomb Corp.(a)	163,480	2,370,460
iRadimed Corp.	30,954	1,624,466
QuidelOrtho Corp.(a)	19,465	680,691
		4,675,617
Industrials — 14.18%
AZZ, Inc.	51,689	4,321,718
Bel Fuse, Inc., Class B	53,619	4,013,919
Brink’s Co. (The)	39,002	3,360,412
Hillman Solutions Corp.(a)	295,713	2,599,317
Landstar System, Inc.	18,646	2,800,629
Lennox International, Inc.	2,375	1,331,971
Terex Corp.	35,150	1,327,967
Timken Co. (The)	19,262	1,384,360
		21,140,293

See accompanying notes which are an integral part of these financial statements.

1

Ballast Small/Mid Cap ETF
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

COMMON STOCKS — 99.29% (continued)	Shares	Fair Value

Materials — 19.78%
Bioceres Crop Solutions Corp.(a)	338,944	$1,547,279
Core Natural Resources, Inc.	38,134	2,940,131
Eagle Materials, Inc.	15,805	3,507,604
Ecovyst, Inc.(a)	375,810	2,330,023
Ferroglobe plc	623,308	2,312,473
Natural Resource Partners, L.P.	81,588	8,476,993
Northern Technologies International Corp.	109,457	1,139,447
Royal Gold, Inc.	20,322	3,322,850
TimkenSteel Corp.(a)	220,362	2,944,036
UFP Technologies, Inc.(a)	4,688	945,616
		29,466,452
Real Estate — 4.71%
EPR Properties	56,548	2,974,990
GEO Group, Inc. (The)(a)	138,576	4,047,805
		7,022,795
Technology — 12.51%
Amdocs Ltd.	17,061	1,561,082
Cass Information Systems, Inc.	76,517	3,309,360
CompoSecure, Inc.	222,264	2,416,010
Consensus Cloud Solutions, Inc.(a)	90,253	2,083,039
Extreme Networks, Inc.(a)	103,195	1,365,270
Genpact Ltd.	58,592	2,951,865
IPG Photonics Corp.(a)	25,173	1,589,423
Knowles Corp.(a)	113,784	1,729,517
RCM Technologies, Inc.(a)	105,035	1,638,546
		18,644,112

Total Common Stocks (Cost $138,489,161)		147,971,783

Total Investments — 99.29% (Cost $138,489,161)		147,971,783

Other Assets in Excess of Liabilities — 0.71%		1,063,759

NET ASSETS — 100.00%		$149,035,542

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements

2

Ballast Small/Mid Cap ETF
Statement of Assets and Liabilities
March 31, 2025 (Unaudited)

Assets
Investments in securities, at fair value (cost $138,489,161)	$147,971,783
Cash	1,164,723
Dividends receivable	35,423
Tax reclaims receivable	12,559
Prepaid expenses	1,100
Total Assets	149,185,588

Liabilities
Payable to Adviser, net of waiver	113,364
Payable to affiliates	18,965
Payable to audit and tax	10,225
Other accrued expenses	7,492
Total Liabilities	150,046
Net Assets	$149,035,542

Net Assets consist of:
Paid-in capital	$149,358,617
Accumulated deficit	(323,075)
Net Assets	$149,035,542
Shares outstanding (unlimited number of shares authorized, no par value)	3,900,000
Net asset value per share	$38.21

See accompanying notes which are an integral part of these financial statements.

3

Ballast Small/Mid Cap ETF
Statement of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $5,000)	$1,658,998
Total investment income	1,658,998

Expenses
Adviser	740,060
Administration	67,603
Custodian	12,509
Legal	11,583
Compliance services	11,273
Trustee	10,665
Audit and tax	10,170
Report printing	8,889
Transfer agent	4,987
Insurance	2,225
Pricing	594
Miscellaneous	19,589
Total expenses	900,147
Fees waived by Adviser	(43,391)
Net operating expenses	856,756
Net investment income	802,242
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	7,143,898
Change in unrealized depreciation on:
Investment securities	(9,045,663)
Net realized and unrealized gain (loss) on investment securities	(1,901,765)
Net decrease in net assets resulting from operations	$(1,099,523)

See accompanying notes which are an integral part of these financial statements

4

Ballast Small/Mid Cap ETF
Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2025	2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$802,242	$1,686,444
Net realized gain (loss) on investment securities	7,143,898	(2,669,339)
Change in unrealized appreciation (depreciation) on investment securities	(9,045,663)	17,810,421
Net increase (decrease) in net assets resulting from operations	(1,099,523)	16,827,526

Distributions to Shareholders from:
Earnings	(801,750)	(1,440,500)
Total distributions	(801,750)	(1,440,500)

Capital Transactions
Proceeds from shares sold	15,723,389	47,726,004
Amount paid for shares redeemed	(19,012,569)	(19,071,281)
Net increase (decrease) in net assets resulting from capital transactions	(3,289,180)	28,654,723
Total Increase (Decrease) in Net Assets	(5,190,453)	44,041,749

Net Assets
Beginning of period	$154,225,995	$110,184,246
End of period	$149,035,542	$154,225,995

Share Transactions
Shares sold	375,000	1,325,000
Shares redeemed	(475,000)	(525,000)
Net increase (decrease) in shares outstanding	(100,000)	800,000

See accompanying notes which are an integral part of these financial statements.

5

Ballast Small/Mid Cap ETF
Financial Highlights

(For a share outstanding during each period)

	For the Six					For the
	Months		For the	For the	For the	Period
	Ended March		Year Ended	Year Ended	Year Ended	Ended
	31, 2025		September	September	September	September
	(Unaudited)		30, 2024	30, 2023	30, 2022	30, 2021(a)
Selected Per Share Data:
Net asset value, beginning of period	$38.56		$34.43	$29.00	$35.72	$25.00
Investment operations:
Net investment income	0.21		0.48	0.20	0.30	0.02
Net realized and unrealized gain (loss) on investments	(0.35)		4.08	5.52	(6.92)	10.70
Total from investment operations	(0.14)		4.56	5.72	(6.62)	10.72
Less distributions to shareholders from:
Net investment income	(0.21)		(0.43)	(0.29)	(0.10)	—
Total distributions	(0.21)		(0.43)	(0.29)	(0.10)	—
Net asset value, end of period	$38.21		$38.56	$34.43	$29.00	$35.72
Market price, end of period	$38.60		$38.51	$34.45	$29.05	$35.80
Total Return(b)	(0.39	)% (c)	13.29%	19.79%	(18.60)%	42.88	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$149,036		$154,226	$110,184	$59,441	$37,507
Ratio of net expenses to average net assets	1.10	% (d)	1.10%	1.10%	1.10%	1.10	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	1.16	% (d)	1.17%	1.26%	1.37%	2.08	% (d)
Ratio of net investment income to average net assets	1.03	% (d)	1.27%	0.74%	1.00%	0.10	% (d)
Portfolio turnover rate(e)	12	% (c)	23%	25%	29%	8	% (c)

(a)	For the period December 2, 2020 (commencement of operations) to September 30, 2021.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

6

Ballast Small/Mid Cap ETF

Notes to the Financial Statements

March 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Ballast Small/Mid Cap ETF (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on November 18, 2020, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Ballast Asset Management, LP (the “Adviser”). The Fund seeks to generate positive risk adjusted returns as its investment objective.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

7

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

As of and during the six months ended March 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended March 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization

8

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which

9

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser, as Valuation Designee, under the oversight of the Board’s Pricing & Liquidity Committee. The Valuation Designee has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available in conformity with guidelines adopted by the Board. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Valuation Designee pursuant to its policies and procedures. Any fair value provided by the Valuation Designee is subject to the ultimate review of the pricing methodology by the Pricing & Liquidity Committee of the Board on a quarterly basis. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number

10

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$147,971,783	$—	$—	$147,971,783
Total	$147,971,783	$—	$—	$147,971,783

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.95% of the Fund’s average daily net assets. For the six months ended March 31, 2025, before the fee waiver described below, the Adviser earned a management fee of $740,060 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s expenses in order to limit the Fund’s total annual operating expenses to 1.10% of the Fund’s average daily net assets through January 31, 2026 (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of

11

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business). For the six months ended March 31, 2025, the Adviser waived fees and reimbursed Fund expenses of $43,391. At March 31, 2025, the Fund owed the Adviser $113,364.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of March 31, 2025, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through

September 30, 2025	$72,724
September 30, 2026	118,925
September 30, 2027	91,974
March 31, 2028	43,391

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent

12

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 5. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2025, purchases and sales of investment securities, other than short-term investments, were $18,624,299 and $18,333,268, respectively.

For the six months ended March 31, 2025, purchases and sales for in-kind transactions were $46,235,179 and $19,891,863, respectively.

For the six months ended March 31, 2025, the Fund had in-kind net realized gains of $8,578,426.

There were no purchases or sales of long-term U.S. government obligations during the six months ended March 31, 2025.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units” of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant, or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable

13

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the six months ended March 31, 2025, the Fund received $2,450 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$350	2.00	%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At March 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$30,072,475
Gross unrealized depreciation	(20,990,385)
Net unrealized appreciation on investments	$9,082,090
Tax cost of investments	$138,889,694

The tax character of distributions paid for the fiscal year ended September 30, 2024, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$1,440,500
Total distributions paid	$1,440,500

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$300,423
Accumulated capital and other losses	(16,849,979)
Unrealized appreciation on investments	18,127,753
Total accumulated earnings	$1,578,197

As of September 30, 2024, the Fund had accumulated short-term capital loss carryforwards of $9,872,935 and long-term capital loss carryforwards of $6,977,043, not subject to expiration.

14

Ballast Small/Mid Cap ETF

Notes to the Financial Statements (continued)

March 31, 2025 (Unaudited)

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

The Ballast Small/Mid Cap ETF (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board” or the “Trustees”) oversees the management of the Fund and, as required by law, considered the renewal of the Fund’s management agreement with its investment adviser, Ballast Asset Management, LP (“Ballast”). In connection with such renewal, the Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances.

The Trustees held a teleconference on November 13, 2024 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the renewal of the management agreement between the Trust and Ballast. At the Trustees’ quarterly meeting held in November 2024, the Board interviewed certain executives of Ballast including Ballast’s Chief Executive Officer and its Chief Compliance Officer. They also received a compliance review from the Trust CCO. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended) of the Trust or Ballast (the “Independent Trustees”), approved the renewal of the management agreement between the Trust and Ballast for an additional year. The Trustees’ renewal of the Fund’s management agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)                  The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that Ballast provides to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. The Trustees considered the qualifications and experience of Ballast’s portfolio manager who is responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at Ballast who provide services to the Fund. After a thorough discussion and consideration of the nature, extent and quality of services provided by Ballast, the Trustees concluded they were satisfied with the investment management services provided by Ballast to the Fund.

(ii)                 Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for periods ended September 30, 2024. The Trustees observed that that Fund had outperformed the

16

Additional Information (Unaudited) (continued)

Fund’s benchmark index, the Russell 2500 Value Index, peer group, and Morningstar Small Blend category over the since-inception period, but had underperformed each over the one-year and three-year periods. The Board acknowledged that Ballast attributed underperformance over the one-year period to the volatility of certain securities held by the Fund, which experienced sharp rises then drops during the period. The Board further acknowledged that Ballast attributed underperformance over the three-year period to stock selection and certain sector weightings. The Trustees noted that Ballast continued to have confidence in its stock selection in the small and mid-cap value space despite certain market events that affected stock prices. The Trustees also reviewed and discussed the performance of Ballast’s similarly managed accounts compared to that of the Fund, noting that the performance of the accounts was substantially similar to that of the Fund. Based upon the foregoing, the Trustees concluded that the performance of the Fund is acceptable.

(iii)               Fee Rate and Profitability. The Trustees observed that the Fund’s management fee and net expense ratio are higher than the averages and medians of the Fund’s Morningstar category and peer group. The Trustees considered that the Fund’s management fee is slightly lower than the management fee charged by Ballast for its similarly managed accounts. The Board considered Ballast’s position that the resources involved in executing the Fund’s strategy with a focus on strong risk controls justified the higher fees relative to the funds in the peer group and Morningstar category

The Trustees further acknowledged that many of the funds within the Morningstar category and peer group had much higher assets than the Fund or were part of a larger fund family, which contributed to the Fund’s higher net expense ratio. The Trustees also noted Ballast waives its management fee and/or reduces the Fund’s other expenses in order to limit the Fund’s total annual operating expenses to 1.10% of the Fund’s average daily net assets.

The Trustees considered a profitability analysis prepared by Ballast with respect to its management of the Fund and observed that Ballast is earning a profit before and after deduction of marketing expenses. The Trustees considered other potential benefits that Ballast may receive in connection with its management of the Fund, including third-party research obtained by its soft dollar arrangements. The Board also reviewed Ballast’s profitability analysis from the prior year and examined whether there were any material differences in expenses year over year.

After considering the above information, the Trustees concluded that the current management fee for the Fund represents reasonable compensation in light of the nature and quality of services Ballast provides to the Fund, the fees paid by competitive ETFs and mutual funds, and the level of profitability that Ballast realizes with respect to the Fund.

(iv)               Economies of Scale. In determining the reasonableness of the management fee, the Trustees also considered the extent to which Ballast will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the current size of the Fund, it does not appear that Ballast is benefitting from economies of scale in managing the Fund and therefore it is premature to reduce the management fee or introduce breakpoints at this time. The Board noted that Ballast was willing to discuss the implementation of breakpoints as the Fund grows. The Board agreed to monitor and revisit the issue at the appropriate time.

17

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (866) 383-6468 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Channel Income Fund

(formerly Channel Short Duration Income Fund)

Semi-Annual Financial Statements

and Additional Information

March 31, 2025

Fund Adviser:

Channel Investment Partners LLC
3101 Wilson Boulevard, Suite 500
Arlington, VA 22201

Toll Free (877) 627-8504

Channel Income Fund
Schedule of Investments
March 31, 2025 (Unaudited)

	Principal
CORPORATE BONDS — 91.83%	Amount	Fair Value
Corporate Bonds - Domestic — 90.62%
Activision Blizzard, Inc., 3.40%, 9/15/2026	$232,000	$227,151
Ally Financial, Inc., Series B, 4.70%, 8/15/2169(a)	500,000	466,846
American Airlines Pass Through Trust, Series 2017-2B, 3.70%, 10/15/2025	295,845	291,976
American Airlines Pass Through Trust, Series 2016-3, 3.75%, 10/15/2025	790,848	780,363
American Airlines Pass Through Trust, Series 2016-1A, 4.10%, 1/15/2028	296,600	284,927
American Airlines Pass Through Trust, Series 2019-1, 3.85%, 2/15/2028	256,158	244,910
American Airlines Pass Through Trust, Series 2016-2A, 3.65%, 12/15/2029	1,195,938	1,127,239
American Electric Power Company, Inc., 7.05%, 12/15/2054 (H15T5Y + 275BPS)	500,000	509,330
Apache Corp., 7.75%, 12/15/2029	1,000,000	1,090,966
Blue Owl Capital Corp., 3.40%, 7/15/2026	1,000,000	977,081
Blue Owl Credit Income Corp., 6.65%, 3/15/2031	500,000	510,700
Charter Communications Operating LLC, 5.05%, 3/30/2029	500,000	497,425
Cheniere Energy Partners LP, 4.50%, 10/1/2029	500,000	487,456
Comerica, Inc., 5.98%, 1/30/2030 (SOFRRATE + 215.50BPS)	500,000	508,375
Devon Energy Corp., 7.88%, 9/30/2031	500,000	570,385
Dominion Energy, Inc., 6.88%, 2/1/2055 (H15T5Y + 238.60BPS)	500,000	516,744
Edison International, 4.13%, 3/15/2028 (FIXED)	550,000	528,557
Edison International, 5.38%, 9/15/2069 (H15T5Y + 469.80bps)(a)	1,500,000	1,437,798
Energy Transfer LP, 6.50%, 11/15/2167 (H15T5Y + 569.40bps)(a)	1,500,000	1,502,285
EQT Corp., 7.00%, 2/1/2030	500,000	539,595
EverBank Financial Corp., 5.75%, 7/2/2025	500,000	498,840
First Horizon Bank, 5.75%, 5/1/2030	750,000	758,678
FS KKR Capital Corp., 6.13%, 1/15/2030	500,000	497,259
Genworth Holdings, Inc., 6.59%, 11/15/2036 (SOFRRATE + 200.25bps)(a)	2,500,000	2,060,113
GEO Group, Inc. (The), 10.25%, 4/15/2031	800,000	871,449
Hawaiian Airlines Pass Through Trust, Series 2013-1A, 3.90%, 1/15/2026	410,339	397,400
JetBlue Airways Pass Through Trust, Series 2020-1B, 7.75%, 11/15/2028	582,646	595,844
KeyBank NA/Cleveland OH, 3.90%, 4/13/2029	750,000	720,423
Occidental Petroleum Corp., 7.20%, 3/15/2029	1,307,000	1,402,517
Paramount Global, 6.38%, 3/30/2062(a)	500,000	488,368
Philip Morris International, Inc., 4.90%, 11/1/2034	750,000	737,346
Spirit Airlines Passthrough Trust, Series 2015-1A, 4.10%, 4/1/2028	301,245	277,440
Sprint Capital Corp., 6.88%, 11/15/2028	500,000	533,549
Synovus Financial Corp., 6.17%, 11/1/2030 (TSFR3M + 800bps)	750,000	759,996
Truist Bank, 2.25%, 3/11/2030	350,000	307,275
United Airlines Pass Through Trust, Series 2013-1, 4.30%, 8/15/2025	442,573	441,516
United Airlines Pass Through Trust, Series 2020-1B, 4.88%, 1/15/2026	576,000	573,778
United Airlines Pass Through Trust, Series 2018-1B, 4.60%, 3/1/2026	136,059	133,826
United Airlines Pass Through Trust, Series 2014-1, 4.00%, 4/11/2026	626,336	618,840
US Airways Pass Through Trust, Series 2013-1, 3.95%, 11/15/2025	262,058	259,855
Western Midstream Operating LP, 4.50%, 3/1/2028	500,000	495,387

TOTAL CORPORATE BONDS - DOMESTIC (Cost $25,471,254)		26,529,808

See accompanying notes which are an integral part of these financial statements.

1

Channel Income Fund
Schedule of Investments (continued)
March 31, 2025 (Unaudited)

	Principal
CORPORATE BONDS — 91.83% - continued	Amount	Fair Value
Corporate Bonds - Foreign — 1.21%
Corporate Bonds - Ireland - 1.21%
AerCap Ireland Capital DAC, 3.30%, 1/30/2032	$400,000	$354,268
TOTAL CORPORATE BONDS - FOREIGN (Cost $342,132)		354,268
TOTAL CORPORATE BONDS (Cost $25,813,386)		26,884,076
U.S. GOVERNMENT & AGENCIES — 6.00%
United States Treasury Note, 4.25%, 11/15/2034	1,750,000	1,755,605
TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,713,434)		1,755,605

MONEY MARKET FUNDS - 1.20%	Shares
Fidelity Investments Money Market Government Portfolio, Class I, 4.23%(b)	350,538	350,538
TOTAL MONEY MARKET FUNDS (Cost $350,538)		350,538
TOTAL INVESTMENTS — 99.03% (Cost $27,877,358)		28,990,219
Other Assets in Excess of Liabilities — 0.97%		284,123
NET ASSETS — 100.00%		$29,274,342

(a)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2025. on which the rate is calculated is shown parenthetically.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2025.

See accompanying notes which are an integral part of these financial statements

2

Channel Income Fund
Statement of Assets and Liabilities
March 31, 2025 (Unaudited)

Assets
Investments in securities at fair value (cost $27,877,358)	$28,990,219
Receivable for investments sold	9,553,906
Dividends and interest receivable	395,527
Prepaid expenses	14,505
Total Assets	38,954,157

Liabilities
Payable for fund shares redeemed	107,857
Payable for investments purchased	9,548,965
Payable to Adviser	1,968
Payable to Administrator	10,420
Other accrued expenses	10,605
Total Liabilities	9,679,815
Net Assets	$29,274,342
Net Assets consist of:
Paid-in capital	$30,371,082
Accumulated deficit	(1,096,740)
Net Assets	$29,274,342
Shares outstanding (unlimited number of shares authorized, no par value)	2,971,328
Net asset value, offering and redemption price per share (a)	$9.85

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements

3

Channel Income Fund
Statement of Operations
For the Six Months Ended March 31, 2025 (Unaudited)

Investment Income
Interest income	$1,018,790
Dividend income	8,412
Total investment income	1,027,202

Expenses
Adviser	64,682
Administration	18,240
Fund accounting	15,206
Legal	11,585
Registration	11,485
Custodian	10,697
Trustee	10,666
Audit and tax preparation	10,347
Transfer agent	6,508
Compliance services	6,318
Report printing	4,190
Pricing	4,112
Insurance	1,857
Miscellaneous	16,790
Total expenses	192,683
Fees waived and/or expenses reimbursed by Adviser	(38,963)
Net operating expenses	153,720
Net investment income	873,482

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	502,045
Net change in unrealized depreciation of investment securities	(516,832)
Net realized and change in unrealized loss on investments	(14,787)
Net increase in net assets resulting from operations	$858,695

See accompanying notes which are an integral part of these financial statements

4

Channel Income Fund
Statements of Changes in Net Assets

	For the Six	For the
	Months Ended	Year Ended
	March 31,	September 30,
	2025	2024
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$873,482	$1,909,073
Net realized gain (loss) on investment securities transactions	502,045	(192,437)
Net change in unrealized appreciation (depreciation) of investment securities	(516,832)	1,803,099
Net increase in net assets resulting from operations	858,695	3,519,735

Distributions to Shareholders From:
Earnings	(893,566)	(1,907,091)
Total distributions	(893,566)	(1,907,091)

Capital Transactions
Proceeds from shares sold	1,152,457	2,516,453
Reinvestment of distributions	221,346	115,624
Amount paid for shares redeemed	(6,185,336)	(756,305)
Proceeds from redemption fees(a)	—	49
Net increase (decrease) in net assets resulting from capital transactions	(4,811,533)	1,875,821
Total Increase (Decrease) in Net Assets	(4,846,404)	3,488,465

Net Assets
Beginning of period	34,120,746	30,632,281
End of period	$29,274,342	$34,120,746

Share Transactions
Shares sold	117,162	257,924
Shares issued in reinvestment of distributions	22,483	11,977
Shares redeemed	(629,494)	(79,081)
Net increase (decrease) in shares outstanding	(489,849)	190,820

(a)	The Fund charges a 1.00% redemption fee on shares redeemed within 60 days of purchase. Shares are redeemed at the Net Asset Value if held longer than 60 calendar days.

See accompanying notes which are an integral part of these financial statements

5

Channel Income Fund
Financial Highlights
(For a Share outstanding during each period)

	For the Six
	Months
	Ended		For the		For the		For the		For the		For the
	March		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	31, 2025		September		September		September		September		September
	(Unaudited)		30, 2024		30, 2023		30, 2022		30, 2021		30, 2020
Selected Per Share Data:
Net asset value, beginning of period	$9.86		$9.37		$9.09		$10.47		$11.04		$10.62

Investment operations:
Net investment income	0.27		0.58		0.52		0.24		0.17		0.19
Net realized and unrealized gain (loss)	—		0.49		0.28		(1.19)		0.24		0.43
Total from investment operations	0.27		1.07		0.80		(0.95)		0.41		0.62

Less distributions to shareholders from:
Net investment income	(0.28)		(0.58)		(0.52)		(0.24)		(0.17)		(0.20)
Net realized gains	—		—		—		(0.19)		(0.81)		—
Total distributions	(0.28)		(0.58)		(0.52)		(0.43)		(0.98)		(0.20)

Paid in capital from redemption fees	—		—	(a)	—		—		—		—
Net asset value, end of period	$9.85		$9.86		$9.37		$9.09		$10.47		$11.04

Total Return(b)	2.73	% (c)	11.74%		8.94%		(9.27)%		3.96%		5.92%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$29,274		$34,121		$30,632		$29,981		$32,386		$30,432
Ratio of net expenses to average net assets	0.95	% (d)	0.95%		0.95%		0.95%		0.95%		0.80%
Ratio of expenses to average net assets before reimbursement/recoupment	1.19	% (d)	1.16%		1.18%		1.15%		1.10%		0.89%
Ratio of net investment income to average net assets	5.40	% (d)	6.03%		5.55%		2.47%		1.64%		1.73%
Portfolio turnover rate	2,246	% (e)	4,672	% (e)	4,404	% (e)	6,521	% (e)	1,659	% (e)	178	% (f)

(a)	Rounds to less than $0.005 per share.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

(e)	Turnover may be elevated in times of market volatility as part of a systematic U.S. Treasury trading strategy used to manage overall portfolio risk with the possibility of generating excess returns.

(f)	Elevated portfolio turnover rate is due to an adviser change during the fiscal year ended September 2020.

See accompanying notes which are an integral part of these financial statements

6

Channel Income Fund
Notes to the Financial Statements
March 31, 2025 (Unaudited)

NOTE 1. ORGANIZATION

Channel Income Fund (previously known as Channel Short Duration Income Fund) (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on June 15, 2005, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (“the Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on October 4, 2005. The investment adviser to the Fund is Channel Investment Partners LLC (the “Adviser”). The Fund seeks to provide total return, comprised of both income and capital appreciation.

The Fund operates as a single operating segment. The Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, who is responsible for the oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on

7

Channel Income Fund
Notes to the Financial Statements (continued)
March 31, 2025 (Unaudited)

undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended March 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended March 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, monthly. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

8

Channel Income Fund
Notes to the Financial Statements (continued)
March 31, 2025 (Unaudited)

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

9

Channel Income Fund
Notes to the Financial Statements (continued)
March 31, 2025 (Unaudited)

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser, as Valuation Designee, decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Valuation Designee, in conformity with the Valuation Designee’s valuation policies and procedures which comply with guidelines adopted by the Board. All fair value pricing and the pricing methodology are subject to review and approval by the Board’s Pricing & Liquidity Committee. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or

10

Channel Income Fund
Notes to the Financial Statements (continued)
March 31, 2025 (Unaudited)

counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Domestic Corporate Bonds	$—	$26,529,808	$—	$26,529,808
Foreign Corporate Bonds	—	354,268	—	354,268
U.S. Government & Agencies	—	1,755,605	—	1,755,605
Money Market Funds	350,538	—	—	350,538
Total	$350,538	$28,639,681	$—	$28,990,219

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund, manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a management fee computed and accrued daily and paid monthly at an annual rate of 0.40% of the Fund’s average daily net assets. For the six months ended March 31, 2025, the Adviser earned fees of $64,682, from the Fund. At March 31, 2025, the Adviser was owed $1,968 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through January 31, 2024 so that the Fund’s total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of Fund’s business, do not

11

Channel Income Fund
Notes to the Financial Statements (continued)
March 31, 2025 (Unaudited)

exceed 0.95% of the Fund’s average daily net assets. For the six months ended March 31, 2025, the Adviser waived fees of $38,963.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the applicable annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. As of March 31, 2025, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
September 30, 2025	$62,173
September 30, 2026	69,992
September 30, 2027	66,447
March 31, 2028	38,963

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chair of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Trustee of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chair of the Board receives

12

Channel Income Fund
Notes to the Financial Statements (continued)
March 31, 2025 (Unaudited)

the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Trustees also receive additional fees for attending any special meetings. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings. Beginning in May 2024, the interested Trustee began receiving the same compensation as the Independent Trustees.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2025, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

Purchases
U.S. Government Obligations	$694,828,194
Other	9,941,244
Sales
U.S. Government Obligations	$693,723,946
Other	13,762,058

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of March 31, 2025, Charles Schwab & Company, Inc. owned 99.43% of the Fund’s outstanding shares. As a result, Charles Schwab & Company, Inc. may be deemed to control the Fund.

NOTE 7. FEDERAL TAX INFORMATION

At March 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$1,065,206
Gross unrealized depreciation	(40,474)
Net unrealized appreciation/(depreciation) on investments	$1,024,732

Tax cost of investments	$27,965,488

13

Channel Income Fund
Notes to the Financial Statements (continued)
March 31, 2025 (Unaudited)

The tax character of distributions paid for the fiscal year ended September 30, 2024, the

Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$1,908,500
Total distributions paid	$1,908,500

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$162,302
Distributions payable	(136,646)
Accumulated capital and other losses	(2,629,088)
Unrealized appreciation on investments	1,541,563
Total accumulated deficit	$(1,061,869)

At September 30, 2024, the difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of wash sales and dividends payable.

During the fiscal year ended September 30, 2024, the Fund utilized $106,571 in available short-term capital loss carryforwards.

As of September 30, 2024, the Fund had accumulated short-term capital loss carryforwards of $1,584,969 and long-term capital loss carryforwards of $1,044,119, not subject to expiration.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

14

Channel Income Fund
Notes to the Financial Statements (continued)
March 31, 2025 (Unaudited)

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

15

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

16

Proxy Voting (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (877) 627-8504 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable – disclosed with annual report.

(a)(2) Not applicable

(a)(3) Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable

(a)(5) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Unified Series Trust

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	6/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Martin R. Dean
Martin R. Dean, Principal Executive Officer

Date	6/4/2025

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Principal Financial Officer

Date	6/4/2025